TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 1,220,941	$ 1,116,143
Argentina, Pesos
Disclosure of financial assets that are either past due or impaired [line items]
Total	49,958	82,770
Brazil, Brazil Real
Disclosure of financial assets that are either past due or impaired [line items]
Total	635,894	551,264
Chile, Pesos
Disclosure of financial assets that are either past due or impaired [line items]
Total	90,302	101,041
Colombia, Pesos
Disclosure of financial assets that are either past due or impaired [line items]
Total	3,249	16,454
Euro Member Countries, Euro
Disclosure of financial assets that are either past due or impaired [line items]
Total	48,286	21,923
United States of America, Dollars
Disclosure of financial assets that are either past due or impaired [line items]
Total	257,324	312,394
Australia, Dollars
Disclosure of financial assets that are either past due or impaired [line items]
Total	40,303	5,487
China, Yuan Renminbi
Disclosure of financial assets that are either past due or impaired [line items]
Total	37	271
Danish Krone
Disclosure of financial assets that are either past due or impaired [line items]
Total	197	151
Pound sterling
Disclosure of financial assets that are either past due or impaired [line items]
Total	5,068	3,904
Indian Rupee
Disclosure of financial assets that are either past due or impaired [line items]
Total	3,277	303
Japanese Yen
Disclosure of financial assets that are either past due or impaired [line items]
Total	18,756	2,601
Norwegian Kroner
Disclosure of financial assets that are either past due or impaired [line items]
Total	133	184
Swiss Franc
Disclosure of financial assets that are either past due or impaired [line items]
Total	2,430	1,512
Korean Won
Disclosure of financial assets that are either past due or impaired [line items]
Total	18,225	4,241
New Taiwanese Dollar
Disclosure of financial assets that are either past due or impaired [line items]
Total	2,983	662
Other currencies
Disclosure of financial assets that are either past due or impaired [line items]
Total	44,519	10,938
Other currency
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 135,928	$ 30,254